Summary of material accounting policies, Income taxes (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Tax loss carryforward period	7 years
Deferred tax assets	SFr 0	SFr 0	SFr 0